Hybrid Financial Instruments: Convertible debentures with embedded derivatives - Narrative (Details)		6 Months Ended		12 Months Ended
	Mar. 27, 2024 USD ($) d derivative $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures	$ 50,000,000.0
Unsecured convertible debentures bear interest term	48 months
Borrowings, interest, payment in kind accrual period	2 years
Borrowings, interest, payment in cash, period	2 years
Percentage of applicable interest payment, interest share equal to discount of VWAP	33.33%
Number of proceeding trading days | d	5
Unsecured convertible debentures price (in dollars per share) | $ / shares	$ 8.00
Percentage of applicable interest payment, payment-in-kind accrual of outstanding principal	66.66%
Repayments of bonds, notes and debentures		$ 0	$ 1,203,515
Interest payable		$ 713,590
Issue of shares to debenture holders (in shares) | shares		178,519		89,181
Interest costs incurred		$ 4,137,777	$ 966,953
Weighted average rate	30.00%
Weighted average price (in dollars per share) | $ / shares	$ 8.00
Conversion price rate	50.00%
Number of trading days | d	15
Number of consecutive trading days | d	30
Number of embedded derivatives | derivative	2
Transaction costs	$ 187,019
Aggregate principal amount	352,348
Issuance discount	$ 750,000
Issuance discount rate	1.50%
Derivative liability	$ 26,500,000
Debt instrument	$ 23,500,000
Amortized cost effective interest rate	33.80%
Conversion price long term	4 years
Effective interest rate term	4 years
Embedded derivative liability		6,623,000
Embedded derivative liability, end of year		6,623,000		$ 20,768,000
Market credit value increase (decrease)		$ (14,145,000)
Share price (in dollars per share) | $ / shares		$ 4.12		$ 6.95
Secured Overnight Financing Rate
Disclosure of detailed information about financial instruments [line items]
Interest percentage	4.00%
Secured overnight financing floor rate	3.00%
Secured Overnight Financing Rate | Lifezone
Disclosure of detailed information about financial instruments [line items]
Interest percentage	105.00%
Interest Shares
Disclosure of detailed information about financial instruments [line items]
Interest percentage	7.50%
Unsecured Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures price (in dollars per share) | $ / shares	$ 4.00
Embedded Derivative Liability
Disclosure of detailed information about financial instruments [line items]
Assumed volatility rate	65.00%